Financial Risk Factors (Tables)	9 Months Ended
Apr. 30, 2022
Schedule of Financial Risk Factors
	Carrying amount	Contractual cash flows	Within 1 year	1-2 years	2-5 years	5+ years
Accounts payable and accrued liabilities	$366,291	$366,291	$366,291	$-	$-	$-
	$366,291	$366,291	$366,291	$-	$-	$-